DEBT - Senior Notes - Tabular Disclosure (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Debt
Carrying Value		$ 606,633	$ 696,850
Senior Notes
Debt
Carrying Value		$ 606,633
Senior Notes | 3.79% senior notes maturing September 2022
Debt
Coupon Rate (as a percent)	3.79%	3.79%
Original Principal	$ 200,000
Remaining Principal	$ 105,000
Carrying Value		$ 136,395
Senior Notes | 4.40% senior notes maturing May 15, 2022
Debt
Coupon Rate (as a percent)	4.40%	4.40%
Original Principal	$ 20,000
Remaining Principal	$ 20,000
Carrying Value		$ 25,980
Senior Notes | 4.40% senior notes maturing May 15, 2020
Debt
Coupon Rate (as a percent)	4.40%	4.40%
Original Principal	$ 355,000
Remaining Principal	$ 298,000
Carrying Value		$ 387,102
Senior Notes | 7.97% senior notes maturing June 18, 2021
Debt
Coupon Rate (as a percent)	7.97%	7.97%
Original Principal	$ 225,000
Remaining Principal	$ 44,000
Carrying Value		$ 57,156